BANK FINANCIAL ASSETS AND LIABILITIES - Group's remaining contractual maturity for its non-derivative financial liabilities (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 131,343
Guaranties issued to customer	10,587
Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	(16,465)
Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	73,070
Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 1,270
Weighted average interest rate	7.60%
Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 69,444
Weighted average interest rate	6.30%
Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 2,355
Weighted average interest rate	9.50%
Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 58,273
Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities	373
Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	6,482
Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	48,854
Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	2,564
Up to 30 days
Analysis of the liquidity and interest rate risks
Financial liabilities	69,771
Up to 30 days | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	(16,465)
Up to 30 days | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	13,685
Up to 30 days | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	1,262
Up to 30 days | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	12,410
Up to 30 days | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	12
Up to 30 days | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	56,086
Up to 30 days | Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	6,482
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	48,854
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	750
1 month to 3 months
Analysis of the liquidity and interest rate risks
Financial liabilities	8,383
1 month to 3 months | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	8,224
1 month to 3 months | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	8
1 month to 3 months | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	7,900
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	316
1 month to 3 months | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	159
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	159
3 months to 1 year
Analysis of the liquidity and interest rate risks
Financial liabilities	49,776
3 months to 1 year | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	47,748
3 months to 1 year | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	47,490
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	258
3 months to 1 year | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	2,028
3 months to 1 year | Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities	373
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	1,655
More than 1 to 5 years
Analysis of the liquidity and interest rate risks
Financial liabilities	2,556
More than 1 to 5 years | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	2,556
More than 1 to 5 years | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	1,644
More than 1 to 5 years | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	912
Thereafter
Analysis of the liquidity and interest rate risks
Financial liabilities	857
Thereafter | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	857
Thereafter | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 857